STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 21, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options exercisable, intrinsic value	$ 106		$ 0
Unrecognized compensation cost	$ 317		$ 240
Granted (in shares)	421,132		0	141
Equity based award granted (in shares)		0	0
Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized compensation, weighted average amortization period	11 months 19 days		2 years
A&R 2918 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares authorized (in shares)	421,274		142		140
Common shares reserved for future awards (in shares)	421,275		256
Maximum increase in shares reserved for issuance as a percentage of aggregate common stock outstanding	4.00%		4.00%
A&R 2918 Plan | Maximum | Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock awards, contractual life	10 years		10 years